SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 - SHAREHOLDERS’ EQUITY

A.Description of Ordinary Shares

As of December 31, 2020, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 108 million were outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

F - 40

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (Cont.)

B.Equity Incentive Plans

(1)General

The Company has granted to its employees and directors options and restricted stock units (“RSUs”) to purchase ordinary shares under several share incentive plans adopted by the Company. The specific provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, (i) the exercise price of options will not be lower than the nominal value of the shares and will equal either the closing market price of the ordinary shares immediately prior to the date of grant, or in relation to grants made from September 2013, an average of the closing price during the thirty trading days immediately prior to the date of grant; (ii) vesting is over a one to four year period according to defined vesting schedules, and for performance RSUs include performance targets; and (iii) options are not exercisable beyond seven or ten years from the grant date, as applicable.

Except for those share incentive plans described below, as of December 31, 2020 and December 31, 2019, there were approximately 3 thousand and 25 thousand options, respectively, which were outstanding under the Company’s other share incentive plans (the "Old Plans”). No further options may be granted under the Old Plans.

(2)Tower’s 2013 Share Incentive Plan (the "2013 Plan")

In 2013, the Company adopted a share incentive plan for directors, officers and employees of the Company which in 2019 was extended to enable grants to third party service providers (“2013 Plan”). Options granted under the 2013 Plan bear an exercise price equal to the average closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted, in 2020 and 2019, a total of 1.11 million RSUs and 1.16 million RSUs, respectively, to its employees and directors (including the below described grants to the CEO and Chairman), with vesting over up to a three-year period. The Company measures compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and amortizes it over the applicable vesting period taking into consideration compliance with performance criteria, if any.

F - 41

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (Cont.)

In September 2020, the Company's shareholders approved the grant of the following RSUs to the Company's CEO and members of the Board of Directors under the 2013 Plan: (i) 109 thousand time vested RSUs and 163 thousand performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year for three years following the grant date, for a compensation value of approximately $5,000. Commencing May 2024, the CEO will have to own ordinary shares of the Company at a minimum value that equals at least three times his annual base salary as of May 2024 (“Minimum Holding”). The CEO has 5 years from May 2019 and until May 2024 to accumulate the Minimum Holding (whether by RSUs converted to ordinary shares or purchase of ordinary shares), during which 5 year period he must retain at least 20% of the vested time-based RSUs that are granted to him from May 2019 until the time he will accumulate and maintain such amount of shares that equals or exceeds three times his annual base salary; (ii) 16 thousand time vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year for three years following the grant date; and (iii) 5 thousand time vested RSUs to each of the 9 members of the Board of Directors serving then (other than to the Chairman and the CEO), for an aggregate compensation value of $900, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant. The chairman of the Board and each of the members of the Board will have to own ordinary shares of the Company at a minimum value that equals at least 50% of their annual cash compensation (“Minimum Holding”). They have 5 years to accumulate the Minimum Holding (whether by RSUs converted to ordinary shares or purchase of ordinary shares), during which 5 year period they must retain at least 20% of the vested time-based RSUs that were granted to them from July 2020 until the time they will accumulate and maintain such amount of shares that equals or exceeds 50% of their annual cash compensation.

In June 2019, the Company's shareholders approved the grant of the following RSUs to the Company's CEO and members of the Board of Directors under the 2013 Plan: (i) 129 thousand time vested RSUs and 129 thousand performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year for the three years following the grant date, for a compensation value of $3,900; (ii) 20 thousand time vested RSUs to the chairman of the Board of Directors (“the Chairman”) for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year for the three years following the grant date; and (iii) 5 thousand time vested RSUs to each of the 8 members of the Board of Directors serving then (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting at the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

In July 2018, the Company's shareholders approved the grant of the following RSUs to the Company's CEO and members of the Board of Directors under the 2013 Plan: (i) 107 thousand time vested RSUs and 72 thousand performance based RSUs to the CEO, which RSUs will vest linearly over a three-year period, 33% at the end of each year for the three years following the grant date, for a compensation value of $3,900; and, in addition, 50 thousand performance based RSUs vesting over three years, with 65% vesting at the first anniversary of the grant, an additional 25% at the second anniversary and the remaining portion at the third anniversary for an additional compensation value of $1,100; (ii) 14 thousand time vested RSUs to the Chairman for a total compensation value of $300, to vest linearly over a three-year period, 33% at the end of each year for the three years following the grant date; and (iii) 3 thousand time vested RSUs to each of the 8 members of the Board of Directors serving then (other than to the Chairman and the CEO), for an aggregate compensation value of $600, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

F - 42

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (Cont.)

B.Equity Incentive Plans (Cont.)

As of December 31, 2020, approximately 30 thousand options and approximately 2.2 million RSUs were outstanding under the 2013 Plan. As of December 31, 2019, approximately 318 thousand options and approximately 2 million RSUs were outstanding under the 2013 Plan. Further grants may be approved subject to compensation committee, board of directors and shareholders’ approval, as may be required by law.

(3)i. Share Options awards:

	2020		2019		2018
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	343,451	$8.79	508,493	$9.58	580,185	$9.64
Granted	--		--		--	--
Exercised	(308,479)	8.14	(163,375)	11.28	(70,271)	10.19
Terminated	(667)	9.90	(667)	9.90	(921)	9.82
Forfeited	(1,500)	4.42	(1,000)	4.42	(500)	4.42
Outstanding as of end of year	32,805	15.28	343,451	8.79	508,493	9.58
Options exercisable as of end of year	32,805	$15.28	343,451	$8.79	485,579	$9.46

ii. RSUs awards:

	2020		2019		2018
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	2,013,613	$19.13	1,599,296	$22.27	1,245,889	$21.29
Granted	1,105,155	19.86	1,159,881	18.06	977,667	20.80
Converted	(806,993)	20.45	(484,665)	23.91	(602,423)	17.86
Forfeited	(88,732)	18.62	(260,899)	21.19	(21,837)	22.11
Outstanding as of end of year	2,223,043	$19.45	2,013,613	$19.13	1,599,296	$22.27

F - 43

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 15 - SHAREHOLDERS’ EQUITY (Cont.)

B.Equity Incentive Plans (Cont.)

(4)Summary of Information about Employees’ Share Incentive Plans

The following table summarizes information about employees’ share options outstanding as of December 31, 2020:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$12.00 - 17.16	32,805	1.60	$15.28	32,805	$15.28

	Year ended December 31,
	2020	2019	2018
The intrinsic value of options exercised	$4,429	$1,824	$1,416
The original fair value of options exercised	$1,018	$665	$302

	Year ended December 31,
	2020	2019	2018
The intrinsic value of converted RSUs	$15,971	$8,207	$15,840
The original fair value of converted RSUs	$16,506	$11,588	$10,761

Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2020	2019	2018
Cost of goods	$5,197	$4,529	$3,141
Research and development, net	3,568	2,900	2,533
Marketing, general and administrative	8,223	7,119	6,987
Total stock-based compensation expense	$16,988	$14,548	$12,661

C.Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of approximately 87 thousand Tower’s ordinary shares. These shares are classified as treasury shares.

D.Dividend Restriction

Tower is subject to certain limitations on dividend distribution under the Series G Debentures indenture that allows for distribution of dividends subject to satisfying certain financial ratios.